Long-Term Investments - Schedule of Long-Term Investment (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Schedule of Long-Term Investment [Abstract]
Equity method investments	¥ 5,417		¥ 5,350
Available-for-sale investments	30,490		59,624
Equity securities with readily determinable fair values	1		12
Total	¥ 35,908	$ 5,206	¥ 64,986